Other disclosures - Risk Management and Principal Risks - Maturity analysis of off-balance sheet commitments given (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Contingent liabilities	£ 24,527	£ 20,303
Documentary credits and other short-term trade related transactions	1,291	1,741
Standby facilities, credit lines and other commitments	333,164	322,482
Total off-balance sheet	358,982	344,526
On demand [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	23,586	16,344
Documentary credits and other short-term trade related transactions	1,287	70
Standby facilities, credit lines and other commitments	328,623	317,257
Total off-balance sheet	353,496	333,671
Not more than three months [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	366	1,102
Documentary credits and other short-term trade related transactions	3	1,263
Standby facilities, credit lines and other commitments	1,133	1,734
Total off-balance sheet	1,502	4,099
Over three months but not more than six months [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	86	553
Documentary credits and other short-term trade related transactions	1	325
Standby facilities, credit lines and other commitments	792	1,311
Total off-balance sheet	879	2,189
Over six months and not later than nine months [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	125	145
Documentary credits and other short-term trade related transactions	0	55
Standby facilities, credit lines and other commitments	973	397
Total off-balance sheet	1,098	597
Over nine months and not later than one year [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	140	170
Documentary credits and other short-term trade related transactions	0	14
Standby facilities, credit lines and other commitments	639	667
Total off-balance sheet	779	851
Later than one year and not later than two years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	143	415
Documentary credits and other short-term trade related transactions	0	11
Standby facilities, credit lines and other commitments	269	311
Total off-balance sheet	412	737
Later than two years and not later than three years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	42	435
Documentary credits and other short-term trade related transactions	0	3
Standby facilities, credit lines and other commitments	98	257
Total off-balance sheet	140	695
Over three years but not more than five years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	28	641
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	273	424
Total off-balance sheet	301	1,065
Over five years and not later than ten years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	3	319
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	139	19
Total off-balance sheet	142	338
Over ten years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	8	179
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	225	105
Total off-balance sheet	£ 233	£ 284